Consolidated Statements of Cash Flows - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Profit before income taxes	₩ 6,349,251	₩ 5,583,664	₩ 4,753,871
Adjustments for:
Interest income (Note 31)	(20,108,666)	(14,724,230)	(14,773,996)
Interest expense (Note 31)	7,644,985	3,954,905	4,891,296
Dividend income (Note 33)	(142,529)	(124,531)	(97,956)
Net fees and commission expense (Note 32)	126,665	124,486	187,304
Net insurance loss (Note 27)	404,300	1,356,064	1,726,150
Net loss (gain) on financial instruments at fair value through profit or loss (Note 34)	541,832	(174,279)	136,191
Net loss (gain) on derivatives (Note 10)	719,766	64,128	(245,681)
Net loss (gain) on financial instruments at fair value through profit or loss (overlay approach) (Note 9)	(313,211)	(43,003)	136,255
Net loss (gain) on foreign currency translation	68,860	(21,130)	(232,723)
Net gain on financial instruments designated at fair value through profit or loss (Note 35)	(806,741)	(423,914)	(241,066)
Net loss (gain) on disposal of securities at fair value through other comprehensive income (Note 11)	127,393	(85,596)	(273,793)
Net loss on disposal of securities at amortized cost (Note 11)	101	319	25
Provision for allowance for credit loss (Note 36)	1,292,296	974,685	1,382,179
Employee benefit (Note 25)	194,952	221,259	175,539
Depreciation and other amortization (Note 37)	1,053,820	902,692	768,488
Other operating expense (Note 39)	427,362	457,359	202,178
Equity method income, net (Note 15)	(121,697)	(158,600)	(159,533)
Other non-operating expense (income) (Note 40)	(437,203)	447,138	153,360
Sub-total	(9,327,715)	(7,252,248)	(6,265,783)
Changes in assets and liabilities:
Due from banks at amortized cost	(1,059,733)	2,690,535	(1,541,911)
Securities at fair value through profit or loss	5,535,664	(2,934,113)	(7,088,599)
Due from banks at fair value through profit or loss	0	92,944	862,047
Loans at fair value through profit or loss	(721,736)	341,140	132,172
Financial instruments designated at fair value through profit or loss (IFRS 9)	1,100,240	(9,466)	(708,627)
Derivative instruments	726,249	14,548	(65,288)
Loans at amortized cost	(24,109,475)	(28,740,535)	(32,897,127)
Other assets	152,673	(6,920,943)	(7,866,826)
Deposits	18,309,172	36,948,828	33,139,123
Liabilities for defined benefit obligations	(341,740)	(261,750)	(243,428)
Provisions	(59,400)	(25,526)	51,567
Other liabilities	211,712	(4,489,460)	8,503,803
Sub-total	(256,374)	(3,293,798)	(7,723,094)
Income taxes paid	(1,693,408)	(1,149,965)	(1,184,910)
Interest received	19,205,026	14,325,392	14,570,884
Interest paid	(6,773,240)	(4,114,027)	(5,267,781)
Dividends received	89,020	100,936	80,728
Net cash inflow (outflow) from operating activities	7,592,560	4,199,954	(1,036,085)
Cash flows from investing activities
Decrease in financial instruments at fair value through profit or loss	5,175,744	4,362,417	4,537,421
Increase in financial instruments at fair value through profit or loss	(5,976,774)	(5,409,361)	(4,982,663)
Proceeds from disposal of securities at fair value through other comprehensive income	21,493,133	29,991,033	53,048,284
Acquisition of securities at fair value through other comprehensive income	(23,515,761)	(37,575,878)	(52,657,353)
Proceeds from disposal of securities at amortized cost	5,397,628	5,203,156	5,923,611
Acquisition of securities at amortized cost	(13,125,363)	(7,343,501)	(7,645,000)
Proceeds from disposal of property and equipment (Notes 13 and 40)	93,511	20,068	248,037
Acquisition of property and equipment (Note 13)	(326,546)	(334,874)	(279,654)
Proceeds from disposal of intangible assets (Notes 14 and 40)	23,040	15,867	5,298
Acquisition of intangible assets (Note 14)	(616,581)	(555,340)	(362,415)
Proceeds from disposal of investments in associates (Note 15)	516,735	357,401	266,322
Acquisition of investments in associates (Note 15)	(657,836)	(588,827)	(776,799)
Proceeds from disposal of investment property (Notes 16 and 40)	259,453	276	113,038
Acquisition of investment property (Note 16)	(6,883)	(8,292)	(243,806)
Proceeds from disposal of assets held for sale	624,837	47,792	2,048
Change in other assets	(238,869)	(220,636)	11,233
Proceeds from settlement of hedging derivative financial instruments	12,585	61,502	25,722
Payment for settlement of hedging derivative financial instruments	(135,669)	(53,313)	(186,169)
Net cash flow from business combination (Notes 47)	(27,840)	0	(73,081)
Net cash outflow from investing activities	(11,031,456)	(12,030,510)	(3,025,926)
Cash flows from financing activities
Issuance of hybrid bonds	997,120	1,154,597	448,698
Repayments of hybrid bonds	(135,000)	0	0
Net increase in borrowings	6,145,271	849,212	7,465,106
Proceeds from debt securities issued	39,521,966	28,561,082	21,480,455
Repayments of debt securities issued	(41,777,940)	(24,143,252)	(21,508,827)
Increase in financial liabilities designated at fair value through profit or loss	49,993	0	0
Change in other liabilities	239,591	83,067	(30,526)
Dividends paid	(1,540,871)	(1,218,761)	(968,847)
Proceeds from settlement of hedging derivative financial instruments	2,391,556	1,223,033	851,381
Payment of settlement of hedging derivative financial instruments	(2,319,927)	(1,210,366)	(807,705)
Acquisition of treasury stock	(300,000)	(79)	(150,182)
Disposition and redemption of treasury stock	(60)	23,588	161,863
Increase(decrease) in non-controlling interests	382,929	(84,998)	566,673
Redemption of lease liabilities	(259,913)	(275,273)	(781,867)
Paid in capital increase	0	0	1,154,347
Issuance of convertible preferred shares	0	0	0
Payment of stock issuance costs	0	(105)	0
Net cash inflow from financing activities	3,394,715	4,961,745	7,880,569
Effect of exchange rate changes on cash and cash equivalents held	(57,837)	112,854	(51,385)
Increase (decrease) in cash and cash equivalents	(102,018)	(2,755,957)	3,767,173
Cash and cash equivalents at beginning of year	24,103,443	26,859,400	23,092,227
Cash and cash equivalents at end of year	₩ 24,001,425	₩ 24,103,443	₩ 26,859,400